Tangible assets (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Tangible assets
Balance at	R$ 9,781,957	R$ 6,588,975	R$ 6,509,883
Cost
Tangible assets
Balance at	21,443,016	16,640,177	14,771,430	R$ 13,940,848
Additions	2,614,765	1,396,130	1,106,406
Write-off	(262,246)	(380,604)	(263,191)
Transfers	57,521	714,894	(12,633)
Cancellation of lease agreements	(72,951)
Change in scope of consolidation		138,327
Accumulated depreciation
Tangible assets
Balance at	(11,609,134)	(9,986,814)	(8,252,994)	(7,275,543)
Additions	(1,870,836)	(1,217,878)	(1,190,967)
Write-off	232,335	258,595	213,803
Transfers	16,180	(760,351)	(287)
Change in scope of consolidation		(14,186)
Losses from non-recovery (impairment)
Tangible assets
Balance at	(51,925)	(64,388)	(8,553)	(18,872)
Impacts on results	12,463	(60,163)	10,831
Transfers		4,328	(512)
Land and buildings
Tangible assets
Balance at	1,997,033	2,004,335	2,016,815	2,127,540
Land and buildings | Cost
Tangible assets
Balance at	2,840,170	2,779,038	2,649,312	2,711,193
Additions	85,333	2,534
Write-off	(17,041)	(18,230)	(52,102)
Transfers	(7,160)	45,663	(9,779)
Change in scope of consolidation		99,759
Land and buildings | Accumulated depreciation
Tangible assets
Balance at	(828,691)	(760,844)	(629,250)	(594,210)
Additions	(93,455)	(82,714)	(81,910)
Write-off	10,517	8,816	37,136
Transfers	15,091	(52,094)	9,734
Change in scope of consolidation		(5,602)
Land and buildings | Losses from non-recovery (impairment)
Tangible assets
Balance at	(14,446)	(13,859)	(3,247)	(13,031)
Impacts on results	(587)	(10,607)	9,784
Transfers		(5)
IT equipment and fixtures
Tangible assets
Balance at	1,307,110	913,613	996,519	857,916
IT equipment and fixtures | Cost
Tangible assets
Balance at	5,345,320	4,628,325	4,288,216	3,367,015
Additions	826,685	450,857	382,571
Write-off	(122,926)	(162,497)	(180,036)
Transfers	13,236	32,232	718,666
Change in scope of consolidation		19,517
IT equipment and fixtures | Accumulated depreciation
Tangible assets
Balance at	(4,038,210)	(3,714,712)	(3,291,697)	(2,509,099)
Additions	(482,256)	(485,607)	(499,542)
Write-off	148,486	140,332	154,471
Transfers	10,272	(76,292)	(437,527)
Change in scope of consolidation		(1,448)
Furniture and vehicles
Tangible assets
Balance at	3,948,796	3,669,344	3,492,790	3,680,806
Furniture and vehicles | Cost
Tangible assets
Balance at	10,172,692	9,231,131	7,830,143	7,858,881
Additions	1,012,395	942,358	723,835
Write-off	(122,279)	(199,877)	(31,053)
Transfers	51,445	640,758	(721,520)
Change in scope of consolidation		17,749
Furniture and vehicles | Accumulated depreciation
Tangible assets
Balance at	(6,186,417)	(5,511,258)	(4,332,047)	(4,172,234)
Additions	(730,993)	(649,557)	(609,515)
Write-off	65,016	109,447	22,196
Transfers	(9,183)	(631,965)	427,506
Change in scope of consolidation		(7,136)
Furniture and vehicles | Losses from non-recovery (impairment)
Tangible assets
Balance at	(37,479)	(50,529)	(5,306)	(5,841)
Impacts on results	13,050	(49,556)	1,047
Transfers		4,333	(512)
Right-of-use of Assets
Tangible assets
Balance at	2,526,965
Right-of-use of Assets | Cost
Tangible assets
Balance at	3,082,781
Initial adoption IFRS 16	2,465,750
Additions	689,982
Cancellation of lease agreements	(72,951)
Right-of-use of Assets | Accumulated depreciation
Tangible assets
Balance at	(555,816)
Additions	(564,132)
Write-off	8,316
Others
Tangible assets
Balance at	2,053	1,683	3,759	3,759
Others | Cost
Tangible assets
Balance at	2,053	1,683	R$ 3,759	R$ 3,759
Additions	R$ 370	381
Transfers		(3,759)
Change in scope of consolidation		R$ 1,302